Post-retirement benefits - Scheme assets and obligations (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Scheme assets
Cash and cash equivalents	$ 207	$ 346
Others	268	264
Scheme deficit
Total fair value of scheme assets	9,922	9,116
Total value of scheme obligations	(12,505)	(11,302)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(2,583)	(2,186)
Quoted
Scheme assets
Cash and cash equivalents	63	130
Others	2	2
Scheme deficit
Total fair value of scheme assets	3,408	2,969
Unquoted
Scheme assets
Cash and cash equivalents	144	216
Others	266	262
Scheme deficit
Total fair value of scheme assets	6,514	6,147
Scheme obligations
Scheme deficit
Total value of scheme obligations	(12,505)	(11,302)	$ (11,395)
Active membership
Scheme deficit
Total value of scheme obligations	(1,832)	(2,269)
Deferred membership
Scheme deficit
Total value of scheme obligations	(3,686)	(2,852)
Pensioners
Scheme deficit
Total value of scheme obligations	(6,987)	(6,181)
UK defined benefit plans
Scheme deficit
Total fair value of scheme assets	6,749	6,137
Total value of scheme obligations	(8,032)	(7,118)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(1,283)	(981)
UK defined benefit plans | Quoted
Scheme assets
Cash and cash equivalents	40	15
Scheme deficit
Total fair value of scheme assets	2,096	1,605
UK defined benefit plans | Unquoted
Scheme assets
Cash and cash equivalents	121	190
Scheme deficit
Total fair value of scheme assets	4,653	4,532
UK defined benefit plans | Scheme obligations
Scheme deficit
Total value of scheme obligations	(8,032)	(7,118)	(7,451)
UK defined benefit plans | Active membership
Scheme deficit
Total value of scheme obligations	(814)	(679)
UK defined benefit plans | Deferred membership
Scheme deficit
Total value of scheme obligations	(1,998)	(1,806)
UK defined benefit plans | Pensioners
Scheme deficit
Total value of scheme obligations	(5,220)	(4,633)
Rest of Group defined benefit plans
Scheme deficit
Total fair value of scheme assets	3,173	2,979
Total value of scheme obligations	(4,473)	(4,184)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(1,300)	(1,205)
Rest of Group defined benefit plans | Quoted
Scheme assets
Cash and cash equivalents	23	115
Others	2	2
Scheme deficit
Total fair value of scheme assets	1,312	1,364
Rest of Group defined benefit plans | Unquoted
Scheme assets
Cash and cash equivalents	23	26
Others	266	262
Scheme deficit
Total fair value of scheme assets	1,861	1,615
Rest of Group defined benefit plans | Scheme obligations
Scheme deficit
Total value of scheme obligations	(4,473)	(4,184)	$ (3,944)
Rest of Group defined benefit plans | Active membership
Scheme deficit
Total value of scheme obligations	(1,018)	(1,590)
Rest of Group defined benefit plans | Deferred membership
Scheme deficit
Total value of scheme obligations	(1,688)	(1,046)
Rest of Group defined benefit plans | Pensioners
Scheme deficit
Total value of scheme obligations	(1,767)	(1,548)
Government bonds
Scheme assets
Debt	2,180	1,717
Government bonds | Quoted
Scheme assets
Debt	2,135	1,669
Government bonds | Unquoted
Scheme assets
Debt	45	48
Government bonds | UK defined benefit plans | Quoted
Scheme assets
Debt	2,056	1,590
Government bonds | Rest of Group defined benefit plans | Quoted
Scheme assets
Debt	79	79
Government bonds | Rest of Group defined benefit plans | Unquoted
Scheme assets
Debt	45	48
Corporate bonds
Scheme assets
Debt	886	880
Corporate bonds | Quoted
Scheme assets
Debt	849	846
Corporate bonds | Unquoted
Scheme assets
Debt	37	34
Corporate bonds | UK defined benefit plans | Unquoted
Scheme assets
Debt	37	34
Corporate bonds | Rest of Group defined benefit plans | Quoted
Scheme assets
Debt	849	846
Derivatives
Scheme assets
Derivatives:	(223)	(96)
Derivatives | Quoted
Scheme assets
Derivatives:	(12)	(10)
Derivatives | Unquoted
Scheme assets
Derivatives:	(211)	(86)
Derivatives | UK defined benefit plans | Unquoted
Scheme assets
Derivatives:	(237)	(82)
Derivatives | Rest of Group defined benefit plans | Quoted
Scheme assets
Derivatives:	(12)	(10)
Derivatives | Rest of Group defined benefit plans | Unquoted
Scheme assets
Derivatives:	26	(4)
Investment funds: Listed Equities
Scheme assets
Investment funds:	1,966	2,020
Investment funds: Listed Equities | Quoted
Scheme assets
Investment funds:	371	332
Investment funds: Listed Equities | Unquoted
Scheme assets
Investment funds:	1,595	1,688
Investment funds: Listed Equities | UK defined benefit plans | Unquoted
Scheme assets
Investment funds:	1,174	1,264
Investment funds: Listed Equities | Rest of Group defined benefit plans | Quoted
Scheme assets
Investment funds:	371	332
Investment funds: Listed Equities | Rest of Group defined benefit plans | Unquoted
Scheme assets
Investment funds:	421	424
Investment funds:Global Macro Hedge
Scheme assets
Investment funds:	1,400	1,404
Investment funds:Global Macro Hedge | Unquoted
Scheme assets
Investment funds:	1,400	1,404
Investment funds:Global Macro Hedge | UK defined benefit plans | Unquoted
Scheme assets
Investment funds:	1,004	1,044
Investment funds:Global Macro Hedge | Rest of Group defined benefit plans | Unquoted
Scheme assets
Investment funds:	396	360
Investment funds:Diversified growth/Multi Strategy
Scheme assets
Investment funds:	2,337	1,727
Investment funds:Diversified growth/Multi Strategy | Unquoted
Scheme assets
Investment funds:	2,337	1,727
Investment funds:Diversified growth/Multi Strategy | UK defined benefit plans | Unquoted
Scheme assets
Investment funds:	1,921	1,460
Investment funds:Diversified growth/Multi Strategy | Rest of Group defined benefit plans | Unquoted
Scheme assets
Investment funds:	416	267
Investment funds:Multi-asset credit
Scheme assets
Investment funds:	901	854
Investment funds:Multi-asset credit | Unquoted
Scheme assets
Investment funds:	901	854
Investment funds:Multi-asset credit | UK defined benefit plans | Unquoted
Scheme assets
Investment funds:	633	622
Investment funds:Multi-asset credit | Rest of Group defined benefit plans | Unquoted
Scheme assets
Investment funds:	$ 268	$ 232